SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On September 11, 2026, the Company issued 300,000 new Class A Ordinary Shares and transferred 71,836 Class A Ordinary Shares held as treasury shares, in satisfaction of a special share award of 371,836 Class A Ordinary Shares in aggregate approved by the Board of Directors on September 7, 2026 under its employee equity incentive plan. This represents a non-adjusting subsequent event and accordingly no share-based compensation expense has been recognised in the financial statements as at June 30, 2026.

At the Annual General Meeting of the Company held on October 16, 2026, shareholders approved all resolutions, including the re-election of all directors and the ratification of the appointment of the Company’s independent registered public accounting firm, WWC P.C., for the fiscal year ending December 31, 2026.

The Company has assessed all events from June 30, 2026 through the date that these unaudited interim condensed consolidated financial statements are available to be issued, and other than the events disclosed above there are no material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.